Stock options (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of stock options
Outstanding	1,297,000
Options exercisable as at end of the year	1,197,000
Stock Option [Member]
Number of stock options
Outstanding	1,648,667	3,221,001
Granted	1,150,000	0
Exercised	(6,667)	(7,334)
Expired	(65,000)	(1,190,000)
Forfeited	(1,430,000)	(375,000)
Outstanding	1,297,000	1,648,667
Options exercisable as at end of the year	1,197,000	1,268,867
Weighted average exercise price
Outstanding at beginning of the year	$ 1.6	$ 1.33
Granted	1.06	0
Exercised	0.76	0.76
Expired	1.17	0.91
Forfeited	1.18	1.48
Options outstanding as at end of the year	1.35	1.6
Options exercisable as at end of the year	$ 1.41	$ 1.59